Schedule of Investments (unaudited)	iShares® MSCI Germany Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Aerospace & Defense — 1.5%
Hensoldt AG	8,924	$284,773
OHB SE	891	29,512
		314,285
Automobile Components — 1.8%
ElringKlinger AG	4,846	44,157
SAF-Holland SE	7,716	98,807
Vitesco Technologies Group AG(a)	3,401	221,501
		364,465
Automobiles — 0.2%
Knaus Tabbert AG	706	36,223

Biotechnology — 2.1%
CureVac NV(a)(b)	16,979	162,247
Formycon AG	1,499	120,651
MorphoSys AG(a)	5,528	141,991
		424,889
Building Products — 0.2%
Steico SE	958	46,372

Capital Markets — 1.3%
AURELIUS Equity Opportunities SE & Co. KGaA(b)	4,890	90,296
Deutsche Beteiligungs AG	2,402	72,900
flatexDEGIRO AG(a)(b)	11,208	106,062
		269,258
Chemicals — 5.0%
K+S AG, Registered	32,534	523,481
LANXESS AG	13,943	501,552
		1,025,033
Commercial Services & Supplies — 2.8%
Befesa SA(c)	6,799	253,714
Bilfinger SE	4,794	170,119
Cewe Stiftung & Co. KGaA	885	84,934
Takkt AG	3,903	57,889
		566,656
Communications Equipment — 0.3%
ADVA Optical Networking SE(a)	3,094	64,490

Construction & Engineering — 1.6%
HOCHTIEF AG(b)	3,963	330,483

Financial Services — 2.1%
Deutsche Pfandbriefbank AG(b)(c)	22,858	172,403
GRENKE AG(b)	4,742	140,966
Hypoport SE(a)	759	121,117
		434,486
Diversified Telecommunication Services — 1.0%
United Internet AG, Registered(d)	14,686	210,979

Electrical Equipment — 2.7%
Energiekontor AG	1,189	87,610
Nordex SE(a)	19,814	240,294
PNE AG	5,208	78,938
SGL Carbon SE(a)(b)	10,398	94,386
Varta AG(b)	3,207	50,485
		551,713
Electronic Equipment, Instruments & Components — 1.7%
Basler AG	2,142	50,141

Security	Shares	Value

Electronic Equipment, Instruments & Components (continued)
Jenoptik AG	8,756	$292,358
		342,499
Entertainment — 3.8%
Borussia Dortmund GmbH & Co. KGaA(a)	13,135	58,311
CTS Eventim AG & Co. KGaA	10,607	715,367
		773,678
Consumer Staples Distribution & Retail — 2.1%
METRO AG(a)(b)	24,687	192,031
Shop Apotheke Europe NV(a)(b)(c)	2,506	245,144
		437,175
Food Products — 0.9%
Suedzucker AG	10,412	179,200

Health Care Equipment & Supplies — 1.0%
Draegerwerk AG & Co. KGaA	518	21,468
Eckert & Ziegler Strahlen- und Medizintechnik AG	2,519	107,090
Stratec SE	1,343	81,591
		210,149
Health Care Providers & Services — 0.8%
Medios AG(a)	2,428	45,451
Synlab AG	11,332	109,401
		154,852
Health Care Technology — 1.2%
CompuGroup Medical SE & Co. KgaA	4,567	243,936

Independent Power and Renewable Electricity Producers — 1.5%
Encavis AG	19,160	310,748

Industrial Conglomerates — 0.6%
Indus Holding AG	3,429	90,546
MBB SE	353	29,491
		120,037
Insurance — 0.3%
Wuestenrot & Wuerttembergische AG	3,984	67,404

Retail REITs — 0.4%
Hamborner REIT AG	12,444	88,456

IT Services — 3.6%
Adesso SE	553	67,264
CANCOM SE	6,012	186,115
Datagroup SE	710	42,196
GFT Technologies SE	2,909	91,423
Ionos SE(a)	3,570	49,150
Kontron AG(b)	6,489	133,019
Nagarro SE(a)(b)	1,405	116,536
Secunet Security Networks AG	276	58,622
		744,325
Life Sciences Tools & Services — 5.7%
Evotec SE(a)	24,094	522,874
Gerresheimer AG(b)	5,871	646,809
		1,169,683
Machinery — 9.1%
Deutz AG	20,243	120,560
Duerr AG	8,822	258,749
Heidelberger Druckmaschinen AG(a)	43,991	78,112
JOST Werke AG(c)	2,153	113,731
KION Group AG	12,265	430,462
Krones AG	2,417	270,869
Norma Group SE	5,145	93,142

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Machinery (continued)
Pfeiffer Vacuum Technology AG	587	$94,822
Stabilus SE	4,198	250,841
Vossloh AG	1,493	63,345
Wacker Neuson SE	4,769	104,905
		1,879,538
Media — 2.5%
ProSiebenSat.1 Media SE(b)	27,723	225,375
Stroeer SE & Co. KGaA	5,782	280,904
		506,279
Metals & Mining — 5.5%
Aurubis AG	5,349	410,371
Salzgitter AG	4,086	133,105
thyssenkrupp AG	84,653	584,163
		1,127,639
Oil, Gas & Consumable Fuels — 0.8%
CropEnergies AG	4,449	45,076
VERBIO Vereinigte BioEnergie AG	3,239	115,519
		160,595
Pharmaceuticals — 0.8%
Dermapharm Holding SE	3,203	160,679

Professional Services — 0.8%
Amadeus Fire AG	972	124,979
Bertrandt AG	862	44,227
		169,206
Real Estate Management & Development — 3.4%
Aroundtown SA	143,693	150,522
Deutsche EuroShop AG	2,599	56,186
DIC Asset AG(b)	7,067	40,166
Grand City Properties SA	13,477	99,548
Instone Real Estate Group SE(b)(c)	5,192	28,068
PATRIZIA SE	7,064	62,528
TAG Immobilien AG(a)	28,338	227,677
Vib Vermoegen AG	1,489	24,671
		689,366
Ground Transportation — 1.2%
Sixt SE	2,323	255,570

Semiconductors & Semiconductor Equipment — 6.8%
AIXTRON SE	19,267	599,140
Elmos Semiconductor SE	1,354	95,091
PVA TePla AG(a)	3,697	74,595
Siltronic AG(b)	3,060	263,645
SMA Solar Technology AG(a)	2,654	286,252
SUESS MicroTec SE	3,087	81,667
		1,400,390
Software — 4.8%
Atoss Software AG	676	148,186
Northern Data AG(a)	2,024	40,457
Software AG	8,805	311,029
SUSE SA(a)	7,223	109,249
TeamViewer AG(a)(c)	23,778	373,175
		982,096
Specialty Retail — 2.7%
About You Holding SE(a)(b)	6,328	30,653
Auto1 Group SE(a)(c)	16,514	142,262
Ceconomy AG(a)	24,743	57,470
Fielmann AG	4,283	214,940

Security	Shares	Value

Specialty Retail (continued)
Hornbach Holding AG & Co. KGaA	1,496	$106,101
		551,426
Textiles, Apparel & Luxury Goods — 3.2%
Hugo Boss AG	9,573	652,054

Trading Companies & Distributors — 1.0%
BayWa AG	2,354	94,930
Kloeckner & Co. SE	11,869	112,945
		207,875
Transportation Infrastructure — 1.8%
Fraport AG Frankfurt Airport Services Worldwide(a)	6,287	320,856
Hamburger Hafen und Logistik AG	4,475	58,165
		379,021
Wireless Telecommunication Services — 2.7%
1&1 AG	6,009	64,298
Freenet AG	20,210	496,805
		561,103
Total Common Stocks — 93.3%
(Cost: $24,970,792)		19,164,311

Preferred Stocks

Automobile Components — 0.6%
Schaeffler AG, Preference Shares, NVS	21,162	129,468

Chemicals — 2.1%
Fuchs Petrolub SE, Preference Shares, NVS	12,043	428,016

Construction Materials — 0.4%
STO SE & Co. KGaA, Preference Shares, NVS	431	80,308

Ground Transportation — 1.0%
Sixt SE, Preference Shares, NVS	2,818	201,301

Health Care Equipment & Supplies — 0.3%
Draegerwerk AG & Co. KGaA, Preference Shares, NVS	1,462	68,078

Household Durables — 0.2%
Einhell Germany AG, Preference Shares, NVS	286	44,633

Machinery — 1.3%
Jungheinrich AG, Preference Shares, NVS	8,159	260,325

Total Preferred Stocks — 5.9%
(Cost: $1,381,755)		1,212,129

Total Long-Term Investments — 99.2%
(Cost: $26,352,547)		20,376,440

Short-Term Securities

Money Market Funds — 10.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 5.29%(e)(f)(g)	2,038,836	2,039,244

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
May 31, 2023	(Percentages shown are based on Net Assets)

Security	Shares	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 5.07%(e)(f)	10,000	$10,000

Total Short-Term Securities — 10.0%
(Cost: $2,049,269)		2,049,244

Total Investments — 109.2%
(Cost: $28,401,816)		22,425,684

Liabilities in Excess of Other Assets — (9.2)%		(1,881,021)

Net Assets — 100.0%		$20,544,663

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	This security may be resold to qualified foreign investors and foreign institutional buyers under Regulation S of the Securities Act of 1933.

(e)	Affiliate of the Fund.

(f)	Annualized 7-day yield as of period end.

(g)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended May 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 08/31/22	Purchases at Cost		Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 05/31/23	Shares Held at 05/31/23	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$2,477,142	$—		$(438,025	)(a)	$1,442	$(1,315)	$2,039,244	2,038,836	$55,824	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	10,000	0	(a)	—		—	—	10,000	10,000	167		—
						$1,442	$(1,315)	$2,049,244		$55,991		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro STOXX 50 Index	3	06/16/23	$136	$(3,585)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

Schedule of Investments (unaudited) (continued)	iShares® MSCI Germany Small-Cap ETF
May 31, 2023

Fair Value Hierarchy as of Period End (continued)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$557,999	$18,606,312	$—	$19,164,311
Preferred Stocks	44,633	1,167,496	—	1,212,129
Short-Term Securities
Money Market Funds	2,049,244	—	—	2,049,244
	$2,651,876	$19,773,808	$—	$22,425,684
Derivative Financial Instruments(a)
Liabilities
Equity Contracts	$—	$(3,585)	$—	$(3,585)

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation

NVS	Non-Voting Shares
REIT	Real Estate Investment Trust

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